Other Long-term Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-current liabilities [abstract]
Amount in escrow account	$ 10.4	$ 10.6
Provision for maintenance	20.1	$ 22.9
Trust fund	$ 3.0